Leases - Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee Operating Lease Liability Maturity [Line Items]
Present value of lease liabilities	$ 47,187	$ 50,392
HMH Holding BV And Subsidiaries [Member]
Lessee Operating Lease Liability Maturity [Line Items]
2026		11,045
2027		9,594
2028		7,952
2029		5,428
2030		4,539
Thereafter		40,930
Total lease payments		79,488
Less: present value discount		(29,096)
Present value of lease liabilities		$ 50,392	$ 35,166